                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares
                                 Class R Shares
                                 Class S Shares

                       Supplement dated January 31, 2006
           to Currently Effective Statement of Additional Information

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 87:

       OTHER ACCOUNTS MANAGED

       The following table provides information relating to other accounts managed by David Corkins and Blaine Rollins as of December 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                                Other
                                           Other Registered     Pooled
                                              Investment      Investment     Other
                                              Companies        Vehicles    Accounts
                                           ----------------   ----------  -----------
         David Corkins  Number of Other
                        Accounts Managed                 3          None         None
                        Assets in Other
                        Accounts Managed   $ 6,237,083,810          None         None
         Blaine
           Rollins      Number of Other
                        Accounts Managed                 4          None            1
                        Assets in Other
                        Accounts Managed   $12,886,502,152          None  $35,446,668

The compensation structure described on pages 88 and 89 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section applies to David Corkins effective February 1, 2006.